EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
EQUITY
EQUITY

NOTE 6: — EQUITY

a.	The Group Restructuring (see Note 1a) was accounted for as a transaction between entities under common control under the pooling of interests method. Accordingly, the transaction was retrospectively applied to the financial statements of prior periods, such that the financial information of Freightos-HK is presented in these financial statements, except share capital that was retrospectively adjusted based on the equivalent number and class of shares of the Company (the number and class of the Company’s shares are similar to the number and class of Freightos-HK’s shares).

The share capital of Freightos-HK does not have a par value, and was retrospectively adjusted to reflect the Company’s share capital which has a par value of $0.00001 per share for all classes of shares.

b.	Composition of share capital:

		Issued and
	Authorized	outstanding

	June 30, 2022
Ordinary shares of $0.00001 per share	16,232,651	2,279,563
Series Seed Preferred shares of $0.00001 per share	698,000	698,000
Series A1 Preferred shares of $0.00001 per share	1,314,285	1,314,285
Series A2 Preferred shares of $0.00001 per share	264,983	264,983
Series B Preferred shares of $0.00001 per share	2,352,445	2,352,445
Series C Preferred shares of $0.00001 per share	5,232,616	3,232,616
	26,094,980	10,141,892

Issued and
outstanding
December 31, 2021
Ordinary shares	1,974,544
Series Seed Preferred shares	698,000
Series A1 Preferred shares	1,314,285
Series A2 Preferred shares	264,983
Series B Preferred shares	2,352,445
Series C Preferred shares	3,232,616
9,836,873

c.	Movement in issued and outstanding share capital:

Number of
shares
Balance as of January 1, 2022	9,836,873
Issuance of Ordinary shares	272,851
Exercise of employees’ options into Ordinary shares	32,168
Balance as of June 30, 2022	10,141,892

d.	Rights attached to shares:
1.	The holders of Ordinary shares are entitled to receive dividends only when, as and if declared by the Board of Directors and are entitled to one vote per share at meetings of the Company. All Ordinary shares rank equally with regard to the Company’s residual assets.

NOTE 6: — EQUITY (continued)

2.	The holders of the “Series Seed”, “Series A-1”, “Series A-2”, “Series B” and “Series C” Preferred shares (together, the “Preferred Shares”) are entitled to receive dividends prior to the holders of Ordinary shares but only when, as and if declared by the Board of Directors, at the rate of 6% per annum of the original issue price. On liquidation of the Company, the assets of the Company available for distribution shall be applied, in priority to any payment to the holders of Ordinary shares, on a pro-rata basis. The holder of Preferred Shares shall have the right to one vote for each Ordinary share into which such Preferred Shares could then be converted (with any fractional share determined on an aggregate conversion basis being rounded to the nearest whole share), and with respect to such vote, such holder has full voting rights and powers equal to the voting rights and powers of the holders of Ordinary shares. Certain matters are subject to the approval of holders of each of the classes of Preferred Shares.
3.	Conversion of Preferred Shares into Ordinary shares:

At any time, a holder of Preferred Shares of any class may convert Preferred Shares into Ordinary shares at a conversion ratio of one Ordinary share for each Preferred Share. This conversion ratio is subject to customary adjustments.

In addition, all Preferred Shares will be automatically converted into Ordinary shares at a conversion ratio of one Ordinary share for each Preferred Share (subject to customary adjustments) upon the earliest of (1) the date specified by vote or written consent or agreement of the holders of more than 50% of the Preferred Shares, (2) immediately prior to the closing of the Company’s offer of its Ordinary shares to the public on a globally recognized stock exchange in a firm underwriting which yields net proceeds to the Company of at least $50,000 or (3) immediately prior to the effective time of the first merger contemplated by the BCA (see Note 1d).

e.	Capital management:

Capital comprises share capital and reserves as stated in the statement of financial position. The Company’s objective when managing capital is to safeguard its ability to continue as a going concern, so that it can continue to provide returns for the shareholders.

NOTE 16: — EQUITY

a.	The Group Restructuring (see Note 1a) was accounted for as a transaction between entities under common control under the pooling of interests method. Accordingly, the transaction was retrospectively applied to the financial statements of prior periods, such that the financial information of Freightos-HK is presented in these financial statements, except share capital that was retrospectively adjusted based on the equivalent number and class of shares of the Company (the number and class of the Company’s shares are similar to the number and class of Freightos-HK’s shares).

The share capital of Freightos-HK does not have a par value, and was retrospectively adjusted to reflect the Company’s share capital which has a par value of $0.00001 per share for all classes of shares.

b.Composition of share capital:

	December 31,
	2021	2020

	Issued and outstanding
Ordinary shares	1,974,544	1,759,749
Series Seed Preferred shares	698,000	698,000
Series A1 Preferred shares	1,314,285	1,314,285
Series A2 Preferred shares	264,983	264,983
Series B Preferred shares	2,352,445	2,352,445
Series C Preferred shares	3,232,616	2,000,000
	9,836,873	8,389,462

c.Movement in issued and outstanding share capital:

Number of shares
Balance as of January 1, 2020	8,268,215
Exercise of employees’ options into Ordinary shares	121,247
Balance as of December 31, 2020	8,389,462
Issuance of Preferred shares (see Notes 16d.1 and 16d.3)	1,232,616
Issuance of Ordinary shares (see Notes 16d.2 and 16d.4)	183,320
Exercise of employees’ options into Ordinary shares	31,475
Balance as of December 31, 2021	9,836,873

NOTE 16: — EQUITY (continued)

d.	Issuance of Preferred and Ordinary shares:
1.	In March 2021 Freightos-HK entered into an agreement for the issuance of 1,187,612 Series C Preferred shares in consideration of an aggregate amount of $26,389. Direct expenses related to the issuance were $258 (net amount — $26,131).
2.	In December 2021, as part of a business combination to acquire 7LFreight (see Note 5) Freightos-HK issued 102,320 Ordinary shares (valued at $2,465).
3.	In December 2021, as part of the acquisition of the interlining technology and other assets of a major airline group (see Note 11) Freightos-HK issued 45,004 Series C Preferred shares to the seller at closing (valued at $1,368).
4.	In December 2021, Freightos launched the Digital Air Cargo Council (“DACC”) with three founding airline group members. Upon launch, Freightos-HK issued to each of the three airline groups 27,000 Ordinary shares. The Ordinary shares issued, valued at $1,952, were recorded as an operating expense in profit and loss. Each of the airline groups is eligible to receive up to 108,000 additional Ordinary shares over the next several years upon the airline meeting certain performance criteria related to the adoption and utilization of the Company’s digital booking tools.

e.Rights attached to shares:

1.	The holders of Ordinary shares are entitled to receive dividends only when, as and if declared by the Board of Directors and are entitled to one vote per share at meetings of the Company. All Ordinary shares rank equally with regard to the Company’s residual assets.
2.	The holders of the “Series Seed”, “Series A-1”, “Series A-2”, “Series B” and “Series C” Preferred shares (together, the “Preferred Shares”) are entitled to receive dividends prior to the holders of Ordinary shares but only when, as and if declared by the Board of Directors, at the rate of 6% per annum of the original issue price. On liquidation of the Company, the assets of the Company available for distribution shall be applied, in priority to any payment to the holders of Ordinary shares, on a pro-rata basis. The holder of Preferred Shares shall have the right to one vote for each Ordinary share into which such Preferred Shares could then be converted (with any fractional share determined on an aggregate conversion basis being rounded to the nearest whole share), and with respect to such vote, such holder has full voting rights and powers equal to the voting rights and powers of the holders of Ordinary shares. Certain matters are subject to the approval of holders of each of the classes of Preferred Shares.
3.	Conversion of Preferred Shares into Ordinary shares:

At any time, a holder of Preferred Shares of any class may convert Preferred Shares into Ordinary shares at a conversion ratio of one Ordinary share for each Preferred Share. This conversion ratio is subject to customary adjustments.

In addition, all Preferred Shares will be automatically converted into Ordinary shares at a conversion ratio of one Ordinary share for each Preferred Share (subject to customary adjustments) upon the earliest of (1) the date specified by vote or written consent or agreement of the holders of more than 50% of the Preferred Shares, (2) immediately prior to the closing of the Company’s offer of its Ordinary shares to the public on a globally recognized stock exchange in a firm underwriting which yields net proceeds to the Company of at least $50,000 or (3) immediately prior to the effective time of the first merger contemplated by the BCA (see Note 24c).

NOTE 16: — EQUITY (continued)

f.Capital management:

Capital comprises share capital and reserves as stated in the statement of financial position. The Company’s objective when managing capital is to safeguard its ability to continue as a going concern, so that it can continue to provide returns for the shareholders.